Related party disclosures - Summary of Compensation of Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Fixed	€ 2,660	€ 1,202	€ 1,088
Variable	886	521	433
Share-based compensation expense	13,841	697	119
Total	€ 17,387	€ 2,420	€ 1,640